SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama - 3.7%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A,
5.000%, 6-1-21	$1,000	$1,050
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A,
4.000%, 9-15-33	9,000	9,832
Fairfield, AL, GO Warrants, Ser 2012,
6.000%, 6-1-37	8,485	8,487
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10-1-53	10,470	12,494
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A,
5.000%, 9-1-46	6,000	8,297
UAB Medicine Fin Auth, Rev Bonds, Ser 2019B,
4.000%, 9-1-48	2,500	2,753
		42,913

Alaska - 0.9%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6-1-46	10,000	10,025

Arizona - 3.2%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 81 bps),
0.981%, 1-1-37(A)	10,000	9,979
AZ Indl Dev Auth, Edu Rev and Rfdg Bonds (AZ Agribusiness & Equine Ctr, Inc. Proj), Ser 2017B,
5.000%, 3-1-42	1,500	1,640

City of Phoenix Civic Impvt Corp., Jr Lien Arpt Rev Bonds, Ser 2019B,
3.250%, 7-1-49	1,555	1,573
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch - Pima Proj), Tax-Exempt Ser 2014A,
7.000%, 12-15-43	1,500	1,694
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12-1-27	2,390	2,555
6.000%, 12-1-32	1,430	1,522
6.250%, 12-1-42	2,150	2,286
6.250%, 12-1-46	2,500	2,655
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3-1-42	5,500	5,922
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2019A,
4.000%, 1-1-44	5,000	5,561
Phoenix, AZ, Indl Dev Auth, Student Hsng Rfdg Rev Bonds (Downtown Phoenix Student Hsng LLC - AZ State Univ Proj), Ser 2018A,
5.000%, 7-1-42	1,000	1,168
		36,555

California - 9.6%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6-1-55(B)	6,250	366

CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A:
5.000%, 7-1-41	1,750	1,934
5.000%, 7-1-46	1,670	1,837
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9-1-30	2,040	2,107
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11-15-31	750	974
CA Muni Fin Auth, Rev Rfdg Bonds (HumanGood Oblig Group), Ser 2019A:
4.000%, 10-1-44	2,000	2,167
5.000%, 10-1-44	2,000	2,330
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	6,650	7,096
5.000%, 12-31-47	1,500	1,743
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10-1-42	1,200	1,272
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-47	675	728
5.000%, 6-1-53	675	723
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch - Oblig Group), Ser 2017,
5.000%, 6-1-47	1,500	1,718

CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016,
5.000%, 8-1-41	1,500	1,668
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015,
7.000%, 6-1-45(C)	4,000	2,140
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11-1-33	1,400	1,581
5.875%, 11-1-43	1,890	2,126
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A:
5.000%, 12-1-46	3,000	3,337
5.250%, 12-1-56	2,500	2,810
CA Statewide Cmnty Dev Auth, Rfdg Rev Bonds (CA Baptist Univ), Ser 2017A,
5.000%, 11-1-41	1,000	1,157
CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016,
5.000%, 5-15-40	1,500	1,725
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9-15-40	5,000	5,160
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
5.125%, 9-15-42	2,760	2,958
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1-15-53	2,800	3,017

Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-2 (Insured by AGM),
3.500%, 1-15-53	1,600	1,668
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6-1-29	1,250	1,487
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A,
5.000%, 6-1-35	6,265	7,318
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1,
5.000%, 6-1-47	2,000	2,069
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2019F,
3.000%, 5-15-49	3,030	3,027
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
4.000%, 11-1-39	8,700	9,187
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.000%, 11-1-41	3,000	3,123
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10-1-40	2,500	2,603
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8-1-28	1,000	1,005
8.000%, 8-1-38	1,500	1,507

San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12-1-26	1,400	1,562
8.000%, 12-1-31	9,400	10,442
7.500%, 12-1-41	4,000	4,388
San Diego, CA, Tob Stlmt Rev Funding Corp., Tob Stlmt Bonds, Ser 2018C,
4.000%, 6-1-32	895	958
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A,
4.000%, 5-1-49	1,250	1,382
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9-1-42	4,000	4,396
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds, Ser 2019B-1,
5.000%, 6-1-48	1,000	1,164
		109,960

Colorado - 2.6%
AR River Power Auth, CO Power Supply Sys Rev Rfdg Bonds, Ser 2018A,
5.000%, 10-1-43	5,000	5,765
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10-1-40	5,000	5,133
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
5.750%, 1-1-44	3,250	3,519
CO Hlth Fac Auth, Rev Bonds (NJH-SJH Ctr for Outpatient Hlth Proj), Ser 2019,
4.000%, 1-1-50	2,500	2,716

CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11-15-40	1,250	1,305
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A,
4.000%, 1-1-38	1,000	1,134
Denver, CO, Dept of Aviation, Arpt Sys Sub Rev Bonds, Ser 2018A,
4.000%, 12-1-48	5,000	5,389
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008,
6.500%, 11-15-38	3,000	4,560
		29,521

Connecticut - 0.2%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A:
5.000%, 9-1-46	1,000	1,088
5.000%, 9-1-53	1,600	1,735
		2,823

District Of Columbia - 1.1%
DC Water and Sewer Auth, Pub Util Sub Lien Rev Bonds, Ser 2019A,
4.000%, 10-1-49	3,000	3,371
Metro WA Arpt Auth, Dulles Toll Road Sub Lien Rev and Rfdg Bonds (Dulles Metrorail and Cap Impvt Proj), Ser 2019B,
3.000%, 10-1-50	3,500	3,424
Metro WA DC Arpt Auth, Arpt Sys Rev and Rfdg Bonds, Ser 2019A,
5.000%, 10-1-49	3,250	3,908

Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
6.500%, 10-1-44	1,000	1,335
		12,038

Florida - 5.4%
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2014A,
8.250%, 1-1-49(C)	3,000	1,920
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A,
5.750%, 1-1-50(C)	645	645
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B,
7.000%, 1-1-35(C)	555	555
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A,
6.000%, 9-15-40	8,000	8,143
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A,
6.125%, 6-15-44	5,300	5,699
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A,
6.000%, 6-15-35	2,000	2,210
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10-1-38	1,840	1,846

Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10-1-47	9,835	10,869
Martin Cnty Hlth Fac Auth, Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019A,
4.000%, 1-1-46	21,500	23,816
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2019A,
4.000%, 10-1-44	1,500	1,647
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A,
5.000%, 10-1-40	2,000	2,258
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
5.375%, 10-1-47	2,000	2,365
		61,973

Georgia - 1.3%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A:
6.000%, 7-1-36	750	735
6.000%, 7-1-51	4,000	3,760
Main Street Natural Gas, Inc., Gas Supply Rev Bonds, Ser 2019A,
4.000%, 5-15-39	5,500	6,032
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
7.250%, 1-1-49	4,000	4,472
		14,999

Guam - 0.4%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12-1-30	1,400	1,427
6.875%, 12-1-40	3,500	3,579

		5,006

Hawaii - 0.2%
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5-15-42	2,000	2,149

Idaho - 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7-1-40	1,000	1,012
6.250%, 7-1-45	550	556

		1,568

Illinois - 7.5%
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B,
5.000%, 1-1-35	3,000	3,300
Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12-1-43	8,810	7,692
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2018B (Insured by AGM),
4.000%, 1-1-44	5,000	5,569
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A:
5.750%, 1-1-39	1,000	1,045
Chicago O’Hare Intl Arpt, Sr Spl Fac Rev Bonds (Trips Oblig Group), Ser 2018,
5.000%, 7-1-48	1,000	1,159

City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM),
4.375%, 1-1-53	5,000	5,571
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.750%, 10-15-40	6,500	6,675
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12-1-32	4,535	4,674
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.625%, 5-15-42	5,300	6,022
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.750%, 10-15-40	6,500	6,676
IL Fin Auth, Rev Bonds (NW Mem Hlthcare), Ser 2017A,
4.000%, 7-15-47	5,000	5,446
IL GO Bonds, Ser 2016,
4.000%, 6-1-32	6,410	6,768
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj - Tax Increment and Sales Tax), Ser 2011A,
7.000%, 7-1-41	6,000	6,009
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3-1-23	3,095	3,098

SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12-1-36	2,675	2,599
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12-1-32	4,710	4,772
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12-1-31	1,505	1,517
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10-1-36	7,700	8,166

		86,758

Indiana - 2.2%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11-15-27(C)	1,575	42
7.000%, 11-15-32(C)	2,000	53
7.125%, 11-15-42(C)	7,500	199
7.125%, 11-15-47(C)	5,750	152
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6-1-39	5,000	5,215
IN Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2019A,
4.000%, 1-1-39	5,000	5,599
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7-15-27	5,170	5,296
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8-1-39	4,000	4,257
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2-1-30	2,000	2,008

Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016,
4.000%, 1-15-32	2,600	2,606

		25,427

Iowa - 0.2%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B,
5.000%, 6-1-36	2,425	2,649

Kansas - 1.2%
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8-1-37	7,500	7,774
Lenexa, KS, Hlth Care Fac Rev Bonds (Lakeview Village, Inc.), Ser 2018A:
4.000%, 5-15-34	1,000	1,053
5.000%, 5-15-39	1,500	1,680
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016,
5.000%, 12-1-34	3,000	3,118

		13,625

Kentucky - 2.4%
Kenton Cnty Arpt Board, Cincinnati/Northn KY Intl Arpt Rev Bonds, Ser 2019:
5.000%, 1-1-44	2,250	2,738
5.000%, 1-1-49	2,250	2,719
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6-1-40	5,500	5,617
6.500%, 3-1-45	2,500	2,554
KY Muni Power Agy, Power Sys Rev Rfdg Bonds (Prarie State Proj), Ser 2019A,
4.000%, 9-1-45	1,500	1,592

KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
5.750%, 7-1-49	4,000	4,492
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010,
6.375%, 8-1-40	2,000	2,059
Pub Enrg Auth of KY, Gas Supply Rev Bonds, Ser 2018B,
4.000%, 1-1-49	5,000	5,524

		27,295

Louisiana - 0.4%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6-1-45	4,875	5,098
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A,
8.375%, 7-1-39(C)	13,547	—*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7-1-39(C)	12,202	—*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015,
7.750%, 7-1-39(C)	1,977	—*

		5,098

Maine - 0.1%
ME Fin Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2015R-2,
4.375%, 8-1-35	1,000	1,095

Maryland - 0.2%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6-1-35	1,750	1,784

Massachusetts - 0.4%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7-1-42	4,000	4,117

Michigan - 3.0%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
5.250%, 4-1-23	220	219
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12-1-20	1,105	1,125
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser MI 2019A,
3.000%, 12-1-49	7,000	6,823
MI Fin Auth, Hosp Rev Bonds (Henry Ford Hlth Sys), Ser 2019A,
4.000%, 11-15-50	2,000	2,183
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9-1-40	4,535	4,561
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12-1-30	2,000	2,014
6.500%, 12-1-40	3,000	3,026

MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12-1-30	1,720	1,721
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6-1-42	7,600	7,689
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
5.125%, 6-1-22	2,915	2,919
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008,
7.000%, 11-15-38	2,400	2,400

		34,680

Missouri - 1.8%
Branson, MO, Indl Dev Auth, Tax Incr Rfdg Rev Bonds (Branson Shoppes Redev Proj), Ser 2017A,
3.900%, 11-1-29	845	872
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12-1-31	675	439
6.125%, 12-1-36	875	569
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10-1-21	175	175
5.400%, 10-1-26	1,145	1,144
5.500%, 10-1-31	1,925	1,879
5.550%, 10-1-36	1,725	1,641
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Mosaic Hlth Sys), Ser 2019A,
4.000%, 2-15-54	1,695	1,833

Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A,
5.250%, 5-15-50	4,000	4,451
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
0.000%, 4-1-55(B)	3,410	597
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6-1-20	220	224
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7-15-36(B)	2,250	1,414
0.000%, 7-15-37(B)	4,000	2,413
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4-1-27(C)	1,250	325
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4-1-33(C)	3,950	1,580
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12-1-28(C)	1,000	180

The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3-1-29(C)	2,185	1,398

		21,134

Montana - 0.1%
MT Fac Fin Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A,
4.000%, 1-1-38	1,000	1,139

Nebraska - 0.9%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9-1-37	8,000	8,703
5.000%, 9-1-42	2,000	2,163

		10,866

Nevada - 0.9%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A,
5.125%, 12-15-45	2,515	2,727
NV Dept of Business and Industry, Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2018A,
5.000%, 12-15-48	500	538
Reno, NV, Cap Impvt Rev Rfdg Bonds, Ser 2019A-1:
3.750%, 6-1-39	3,165	3,365
4.000%, 6-1-46	2,000	2,153
Reno, NV, First Lien Sales Tax Rev Rfdg Bonds (Retrac-Reno Trans Rail Access Corridor Proj), Ser 2018A (Insured by AGM),
5.000%, 6-1-48	1,000	1,193

		9,976

New Hampshire - 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7-1-41	2,300	2,414

New Jersey - 1.9%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6-15-26	1,000	1,070
5.000%, 6-15-28	1,000	1,067
5.000%, 6-15-29	500	532
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9-15-23	2,000	2,145
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A,
5.000%, 7-1-46	2,355	2,648
NJ Tpk Auth, Tpk Rev Bonds, Ser 2019A,
4.000%, 1-1-48	2,500	2,814
NJ Trans Trust Fund Auth, Trans Prog Bonds, Ser 2019AA,
4.500%, 6-15-49	5,000	5,403
Tob Stlmt Fin Corp., Tob Stlmt Bonds, Ser 2018B,
5.000%, 6-1-46	6,000	6,688

		22,367

New Mexico - 0.4%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7-1-42	4,750	5,127

New York - 4.1%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM):
5.000%, 10-1-22	1,000	1,030

Metro Trans Auth, Trans Rev Green Bonds, Ser 2019B,
4.000%, 11-15-50	5,000	5,499
MTA Hudson Rail Yards Trust Oblig, Ser 2016A,
5.000%, 11-15-56	5,000	5,536
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1-1-49	8,750	8,653
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1-1-49	2,875	2,843
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7-1-20	1,488	1,487
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1-1-49	10,988	1,648
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds,
5.125%, 6-1-46	10,000	10,000
NY Cntys Tob Trust VI, Tob Stlmt Pass-Through Bonds, Ser 2016A,
5.000%, 6-1-51	1,000	1,043

NY Trans Dev Corp., Spl Fac Rev Bonds (Delta Air Lines, Inc. - LaGuardia Arpt Terminals C&D Redev Proj), Ser 2018,
4.000%, 1-1-36	1,000	1,090
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1-1-46	5,000	5,169
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B,
5.000%, 6-1-41	2,500	2,742

		46,740

North Carolina - 1.3%
NC Med Care Comsn, Hlth Care Fac Rev Bonds (Novant Hlth Oblig Group), Ser 2019A,
3.125%, 11-1-49	8,500	8,604
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1-1-39	1,520	1,520
NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C,
0.000%, 7-1-41(B)	4,160	1,591
NC Tpk Auth, Triangle Expressway Sys Sr Lien Rev Bonds, Ser 2019:
3.000%, 1-1-42	2,000	1,991
4.000%, 1-1-55	1,000	1,100

		14,806

Ohio - 1.9%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007,
5.125%, 6-1-24	2,835	2,839

Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2,
5.875%, 6-1-47	10,000	10,046
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5-15-40	2,385	2,490
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013,
5.000%, 2-15-48	5,000	5,339
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B,
6.875%, 5-15-40	1,145	1,194
		21,908

Oklahoma - 0.3%
OK Dev Fin Auth, Hlth Sys Rev Bonds (OU Medicine Proj), Ser 2018B,
5.500%, 8-15-57	3,000	3,554

Oregon - 1.4%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
6.000%, 5-15-42	1,900	2,046
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9-1-30	885	914
6.375%, 9-1-40	1,750	1,809
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7-1-30	5,000	5,318
Port of Portland, OR, Portland Intl Arpt Rev Bonds, Ser Twenty-Five B,
5.000%, 7-1-49	3,000	3,595

Salem, OR, Hosp Fac Auth, Rev Bonds (Capital Manor Proj), Ser 2018,
5.000%, 5-15-53	1,895	2,160
		15,842

Pennsylvania - 6.5%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1-1-45	5,000	5,000
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1-1-41	3,000	3,097
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8-15-40	14,290	14,323
Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A,
5.000%, 7-1-43	5,000	5,066
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7-1-43	2,530	2,591
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7-1-21	1,000	1,021
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
6.288%, 12-1-38	16,000	20,783

Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11-15-40	1,000	1,021
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12-15-36	6,000	6,444
7.625%, 12-15-41	6,925	7,489
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12-15-41	3,500	4,041
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8-1-40	755	771
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7-1-12(C)	1,920	—*
7.350%, 7-1-22(C)	3,400	—*
Wilkes-Barre Area Sch Dist, Luzerne Cnty, PA, GO Bonds, Ser 2019,
4.000%, 4-15-54	2,500	2,730
		74,377

Rhode Island - 0.5%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B,
5.000%, 6-1-50	5,000	5,334

South Carolina - 0.6%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1-1-34	1,550	1,646

SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4-1-42	5,000	5,066
		6,712

Tennessee - 0.5%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7-1-40	3,000	3,484
Metro Nashville Arpt Auth, Sub Arpt Rev Bonds, Ser 2019A,
4.000%, 7-1-54	1,875	2,091
		5,575

Texas - 16.9%
Arlington Higher Edu Fin Corp., Edu Rev Bonds (Kipp Texas, Inc.), Ser 2019,
3.000%, 8-15-49	4,000	3,963
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A:
4.375%, 8-15-36	640	650
4.625%, 8-15-46	1,250	1,268
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A,
5.375%, 8-15-36	4,585	4,871
Austin, TX, Arpt Sys Rev Rfdg Bonds, Ser 2019:
5.000%, 11-15-24	1,650	1,926
5.000%, 11-15-25	1,500	1,792
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7-1-45	1,750	1,793
Bexar Cnty Hlth Fac Dev Corp., Rev Rfdg Bonds (Army Ret Residence Fndtn Proj), Ser 2016,
5.000%, 7-15-41	5,395	5,999

Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4-1-45	3,150	3,183
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1-1-36(B)	2,500	1,614
0.000%, 1-1-40(B)	2,000	1,109
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A,
5.000%, 1-1-45	4,000	4,571
Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016,
5.000%, 1-1-46	2,000	2,301
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1-1-33	6,000	6,568
5.000%, 1-1-42	3,000	3,256
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11-1-45	13,500	13,911
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11-1-44	5,000	5,474
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4-1-53	15,000	16,784
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2-15-33	2,000	2,005
6.000%, 2-15-38	1,850	1,855
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5-15-41	3,800	4,094
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7-1-25	1,000	1,058

5.000%, 7-1-26	2,680	2,832
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds, Ser 2019B,
4.000%, 11-15-44	3,000	3,393
Montgomery, TX, Cnty Toll Road Auth, Sr Lien Toll Road Rev Bonds, Ser 2018,
5.000%, 9-15-48	1,000	1,111
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A,
5.000%, 8-15-46	8,000	8,156
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9-1-43(B)	5,000	6,302
North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A,
5.000%, 1-1-39	2,000	2,328
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2019C:
4.000%, 5-15-33	1,550	1,809
4.000%, 5-15-34	1,500	1,747
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7-1-38(C)	17,870	4,467
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016,
5.000%, 5-15-45	6,650	7,167
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living - Ventana Proj), Ser 2017A:
6.750%, 11-15-47	1,000	1,159
6.750%, 11-15-52	2,500	2,888

Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
4.625%, 11-15-41(C)	1,939	19
4.875%, 11-15-48(C)	4,459	45
5.000%, 11-15-55(C)	5,429	54
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12-15-32	4,000	4,353
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6-30-32	3,500	3,608
7.500%, 6-30-33	2,700	2,782
7.000%, 6-30-40	10,000	10,265
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (NTE Mobility Partn Segments 3 LLC Segment 3C Proj), Ser 2019,
5.000%, 6-30-58	5,000	5,835
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Rfdg Bonds (NTE Mobility Partn LLC North Tarrant Express Managed Lanes Proj), Ser 2019A:
4.000%, 12-31-38	2,000	2,248
4.000%, 12-31-39	2,000	2,241
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2-15-40	5,000	5,034
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8-15-41	16,445	17,720

TX Trans Comsn, State Hwy 249 Sys First Tier Toll Rev Bonds, Ser 2019A,
5.000%, 8-1-57	1,000	1,165
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8-15-34	5,000	5,349
		194,122

Utah - 0.5%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7-15-30	1,015	1,033
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7-15-45	2,100	2,138
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7-15-40	2,160	2,188
		5,359

Vermont - 0.1%
Vermont Econ Dev Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2013,
4.625%, 4-1-36	1,000	1,135

Virginia - 4.2%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A,
2.000%, 10-1-48	2,248	197
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B,
5.625%, 9-1-41	2,779	1,781

Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C,
0.000%, 9-1-41(B)	821	50
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015,
0.000%, 9-1-45(B)	859	566
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A,
6.875%, 3-1-36	4,300	4,495
The Rector and Visitors of the Univ of VA, Gen Rev Pledge Rfdg Bonds, Ser 2015A-2,
3.570%, 4-1-45	10,000	10,422
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7-1-34	4,590	4,887
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1-1-37	8,265	9,110
5.500%, 1-1-42	11,000	11,927
VA Small Business Fin Auth, Tax-Exempt Sr Lien Private Activity Rev Bonds (Transform 66 P3 Proj), Ser 2017,
5.000%, 12-31-56	4,000	4,547
		47,982

Washington - 0.6%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12-1-21	1,335	1,339

WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
7.500%, 1-1-49	5,000	5,704
		7,043

West Virginia - 0.4%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10-1-37	5,000	5,059

Wisconsin - 2.6%
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016,
5.250%, 12-1-39	8,000	8,623
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7-1-42	8,500	9,021
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6-1-35	2,220	2,265
6.125%, 6-1-39	1,000	1,021
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A,
5.125%, 2-1-46	3,000	3,110
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6-15-45	6,000	6,225
		30,265

TOTAL MUNICIPAL BONDS – 94.9%		$1,090,894
(Cost: $1,103,905)

SHORT-TERM SECURITIES

Commercial Paper(D) - 1.9%
Diageo Capital plc (GTD by Diageo plc),
1.900%, 1-31-20	1,000	998

Kellogg Co.,
1.800%, 1-2-20	2,250	2,250
Sonoco Products Co.,
1.780%, 1-2-20	13,500	13,499
Sysco Corp.,
2.002%, 1-3-20	4,000	3,999
Walgreens Boots Alliance, Inc.,
2.001%, 1-7-20	1,500	1,500
		22,246

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.860%, 1-6-20(E)	1,555	1,555

Municipal Obligations - 2.2%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.590%, 1-7-20(E)	4,300	4,300
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps),
1.710%, 1-7-20(E)	2,990	2,990
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
1.680%, 1-7-20(E)	4,000	4,000
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
1.590%, 1-1-20(E)	2,000	2,000

SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.),
1.780%, 1-10-20	5,000	4,999
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps),
1.420%, 1-1-20(E)	1,900	1,900
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.) (1-Week U.S. LIBOR plus 10 bps),
1.800%, 1-7-20(E)	1,025	1,025
University of California (1-Month U.S. LIBOR plus 8 bps),
1.660%, 1-7-20(E)	3,745	3,745

		24,959

	Shares

Money Market Funds(F) - 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	234	234

TOTAL SHORT-TERM SECURITIES – 4.2%		$48,994
(Cost: $48,996)

TOTAL INVESTMENT SECURITIES – 99.1%		$1,139,888
(Cost: $1,152,901)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		10,609

NET ASSETS - 100.0%		$1,150,497

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(B)	Zero coupon bond.
(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(D)	Rate shown is the yield to maturity at December 31, 2019.
(E)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$1,090,894	$—
Short-Term Securities	234	48,760	—
Total	$234	$1,139,654	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,152,901

Gross unrealized appreciation	75,482

Gross unrealized depreciation	(88,495)

Net unrealized depreciation	$(13,013)